25. PROVISIONS (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions Beginning Balance		R$ 1,888
Additions		291
Reversals		(105)
Settled / Reversal	[1]	(185)
Provisions arising from business combination	[2]	3
Other provisions ending balance		1,892	R$ 1,888
Restated [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		1,888	641	R$ 678
Additions			1,468	115
Reversals			(68)	(64)
Settled			(153)	(88)
Other provisions ending balance			1,888	641
Labour Provision [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		497	457	474
Additions		106	180	67
Reversals		(60)	(44)	(25)
Settled			(96)	(59)
Settled / Reversal	[1]	(116)
Provisions arising from business combination	[2]
Other provisions ending balance		427	497	457
Customer Relations [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		19	19	18
Additions		22	21	17
Reversals			(1)
Settled			(20)	(16)
Settled / Reversal	[1]	(18)
Provisions arising from business combination	[2]
Other provisions ending balance		23	19	19
Other Civil Actions [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		18	29	43
Additions		21	16	10
Reversals			(12)	(14)
Settled			(15)	(10)
Settled / Reversal	[1]	(7)
Provisions arising from business combination	[2]
Other provisions ending balance		32	18	29
Civil Cases [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		37	48	61
Additions		43	37	27
Reversals			(13)	(14)
Settled			(35)	(26)
Settled / Reversal	[1]	(25)
Provisions arising from business combination	[2]
Other provisions ending balance		55	37	48
Tax [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		1,260	52	57
Additions		113	1,236	5
Reversals		(38)	(8)	(10)
Settled			(20)
Settled / Reversal	[1]	(41)
Provisions arising from business combination	[2]
Other provisions ending balance		1,294	1,260	52
Environmental [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance			1
Additions				1
Reversals			(1)
Settled
Other provisions ending balance				1
Regulatory [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		36	37	40
Additions		16	2	8
Reversals			(1)	(10)
Settled			(2)	(1)
Settled / Reversal	[1]
Provisions arising from business combination	[2]
Other provisions ending balance		52	36	37
Other [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		58	46	46
Additions		13	13	7
Reversals		(7)	(1)	(5)
Settled				(2)
Settled / Reversal	[1]	(3)
Provisions arising from business combination	[2]	3
Other provisions ending balance		R$ 64	R$ 58	46
Corporate [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance

[1]	This includes the amount of R$39, corresponding to the reversal of the contingency provisions relating to ICMS credits, recognized as recoverable taxes, due to a final judgment, against which there is no further appeal, in favor of the subsidiary Gasmig, on June 9, 2020.
[2]	On January 13, 2020, the Company obtained the Centroeste control, which is consolidated as of 2020 first quarter. More details see note 16.